15. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes
15. RELATED PARTY TRANSACTIONS

15.RELATED PARTY TRANSACTIONS

The following are the related parties and the relationships with whom the Company had transactions / balances during 2025 and 2024.

Related party	Nature of relationship
Epazz, Inc.	Entity owns majority voting right
Epazz R&D	Entity controlled by Dr. Shaun Passley
Ameritek Ventures, Inc.	Entity in which Epazz Inc & Shaun Passley owns majority voting stock
GG Mars Capital, Inc.	Entity controlled by Vivienne Passley, a family member of Dr. Shaun Passley
Vivienne Passley	President of GG Mars Capital, Inc. and family member of Dr. Shaun Passley
Star Financial Corporation	Entity controlled by Fay Passley, a family member of Dr. Shaun Passley
Fay Passley	President of Star Financial Corporation and family member of Dr. Shaun Passley
Jennings Family Investments, Inc.	Entity controlled by Mary B. Kluber, a family member of James Sherman, Chief Financial Officer
LoneStella, LLC	Entity controlled by Jacob Sherman, a family member of James Sherman, Chief Financial Officer
Jacob Sherman	Family member of James Sherman, Chief Financial Officer
Propal Investments, LLC	Lender whose loan was personally guaranteed by James Sherman, Chief Financial Officer and director
Marie Pindling and Olga Passley	Family members of Dr. Shaun Passley
Dr. Shaun Passley	Chief Executive Officer, Chairman and significant shareholder
James A. Sherman	CFO, board member
Craig Passley	Board member, Shaun Passley's family member
Paul J. Piekos	Board member
Thomas W. Burns	Board member
Neville Brown	Board member

Transactions with Related Parties

Related Party	Particulars	2025 (CAD)	2024 (CAD)
Epazz Inc	Advances made to Epazz, Inc. for future services	10,701,840	10,015,900
Epazz Inc	Programming and support fees charged against advances	2,812,530	222,010
Epazz Inc	Wages and benefits charged against advances	1,360,843	325,607
Epazz Inc	Product Development Costs	0	1,033,465
Epazz Inc	Interest Income on Notes Receivable	27,348	27,348
Dr. Shaun Passley	Stock based compensation (preferred stock issuance)	2,423,174	0
James A. Sherman	Stock based compensation (Common stock issuance)	70,210	68,564
Craig Passley	Stock based compensation (Common stock issuance)	140,420	68,564
Paul J. Piekos	Stock based compensation (Common stock issuance)	28,083	27,425
Thomas W. Burns	Stock based compensation (Common stock issuance)	28,083	27,425
Neville Brown	Stock based compensation (Common stock issuance)	28,083	27,425
Yvonne V. Rattray	Stock based compensation (Common stock issuance)	28,083	27,425
Dr. Shaun Passley	Stock based compensation (Common stock issuance)	140,420	339,225
Dr. Shaun Passley	Wages and benefits	125,704	0
James A. Sherman	Wages and benefits	139,760	0
GG Mars Capital, Inc.	Amount drawn from line of credit	6,557,480	2,434,063
Star Financial Corporation	Amount drawn from line of credit	8,772,024	2,129,987
Jennings Family Investments, Inc.	Amount drawn from line of credit	44,369,045	4,847,745
LoneStella, LLC	Amount drawn from line of credit	4,358,005	539,438
GG Mars Capital, Inc.	Revolving Line of credit converted into shares	7,290,819	4,023,891
Star Financial Corporation	Revolving Line of credit converted into shares	9,620,428	2,912,440
Jennings Family Investments, Inc.	Revolving Line of credit converted into shares	44,648,463	3,635,817
LoneStella, LLC	Revolving Line of credit converted into shares	5,014,499	0
Propal Investments, LLC	Loan Principal repaid during the year	552,180	143,850
GG Mars Capital, Inc.	Finance Cost Interest, accretion	244,998	181,853
Star Financial Corporation	Finance Cost Interest, accretion	170,677	127,037
Jennings Family Investments, Inc.	Finance Cost Interest, accretion	503,130	157,181
LoneStella, LLC	Finance Cost Interest, accretion	25,903	113
Epazz R&D	Wages and benefits	744,693	0
Related Party	Particulars	2025 (Nos)	2024 (Nos)
Epazz Inc*	Stock issued (common control transaction)	2,000,000 common stock	11,700,000 prefered stock 45,000 super voting stock 1,400,000 common stock
Dr. Shaun Passley*	Stock issued (common control transaction)	1,000,000 Common Stock	3,500,000 prefered stock 10,000 super voting stock 200,000 common stock
Ameritek Ventures, Inc.	Stock issued (common control transaction)	-	750,000 prefered stock 5,000 super voting stock 1,000,000 common stock
GG Mars Capital, Inc.	Warrants exercised	200,000 Warrants	200,000 warrants
Jennings Family Investments, Inc.	Warrants exercised	200,000 warrants	-
LoneStella, LLC	Warrants exercised	350,000 warrants	-

*Approval for these transactions from minority shareholders will be taken in the upcoming shareholders meeting on May 28, 2026

Balance Outstanding with Related Parties

Related Party	Particulars	2025	2024
Epazz Inc	Short term advances to affiliates outstanding	9,095,545	1,918,918
Epazz Inc	Long term advances to affiliates outstanding	15,216,049	13,639,055
Epazz Inc	Note receivable Outstanding	341,850	341,850
GG Mars Capital, Inc.	Balance outstanding for revolving line of credit (Notes Payable)	526,140	992,798
Star Financial Corporation	Balance outstanding for revolving line of credit (Notes Payable)	850,182	1,394,839
Jennings Family Investments, Inc.	Balance outstanding for revolving line of credit (Notes Payable)	4,105,476	3,921,087
LoneStella, LLC	Balance outstanding for revolving line of credit (Notes Payable)	2,347	539,556
Propal Investments, LLC	Balance outstanding for Loan	0	575,000
GG Mars Capital, Inc.	Convertible debenture balance	248,636	163,972

Stock & Warrants held by Related Parties

Related Party	Particulars	2025	2024
Epazz Inc	Number of Common shares held	8,367,301	6,367,301
Epazz Inc	Number of Preferred shares held	11,700,000	11,700,000
Epazz Inc	Number of Super voting shares held	45,000	45,000
Dr. Shaun Passley	Common shares held	6,168,205	5,136,459
Ameritek Ventures, Inc.	Common shares held	1,583,333	1,583,333
GG Mars Capital, Inc.	Common shares held	2,984,864	1,706,802
Marie Pindling	Common shares held	6,927	6,927
Olga Passley	Common shares held	6,927	6,927
James A. Sherman	Common shares held	405,788	389,915
Star Financial Corporation	Common shares held	3,345,000	1,400,495
Craig Passley	Common shares held	153,327	121,581
Paul J. Piekos	Common shares held	54,981	48,632
Thomas W. Burns	Common shares held	54,981	48,632
Neville Brown	Common shares held	20,981	14,632
Yvonne V. Rattray	Common shares held	27,741	21,392
Lone Stella LLC	Common shares held	1,135,000	-
Jennings Family Investments, Inc.	Common shares held	35,00,000	721,755
Jennings Family Investments, Inc.	Preferred Shares held	200,000	200,000
Lone Stella LLC	Preferred Shares held	200,000	200,000
Dr. Shaun Passley	Preferred shares held	3,620,000	3,500,000
Ameritek Ventures, Inc.	Preferred shares held	750,000	750,000
GG Mars Capital, Inc.	Preferred shares held	200,000	200,000
Star Financial Corporation	Preferred shares held	200,000	200,000
Dr. Shaun Passley	Super voting shares held	10,000	10,000
Ameritek Ventures, Inc.	Super voting shares held	5,000	5,000
GG Mars Capital, Inc.	Warrants held	355,396	555,396
Star Financial Corporation	Warrants held	549,088	549,088
Jacob Sherman	Warrants held	9,728	9,728
Jennings Family Investments, Inc.	Warrants held	300,000	500,000
LoneStella, LLC	Warrants held	210,885	560,885
Propal Investments, LLC	Warrants held	41,666	41,666

Management Services Agreement

The Company entered into a management services agreement with Epazz on November 18, 2018 including amendments, pursuant to which Epazz provides management services to ZenaTech, including for labor, office space, hosting, travel, banking, and business development and drone research and development services. The Company agreed to pay Epazz a 30 percent (previous year 20% markup on all expenses incurred in providing the services to ZenaTech. The agreement has a 20-year term. However, the agreement may be terminated at any time with the mutual consent of the parties. All funds due from Epazz, Inc. represent advances for programming, support, management fees, drone research and development on the statement of net income or loss. Epazz assists the Company through its drone facility in Pakistan.

Advance to Affiliate for Future Services

As operation process ZenaTech advances funds to Epazz, Inc. These funds relate to the Management Services Agreement with Epazz detailed in the section above and are restricted for the use and benefit of ZenaTech. Funds advanced to Epazz are designed to be consumed through services provided by Epazz for the benefit of ZenaTech. The Company has the right to enforce repayment of these funds from Epazz.

Under this agreement, the Company is required to prepay for services and the terms of the prepayments made by the Company to Epazz is based on an estimate to the services that will be required from Epazz by the Company based on historical use and the Company's proposed plans. The Company estimates the amount of work that will be required from Epazz for a period and prepays Epazz for the services. The prepayments are recorded in the financial statements of the Company as an asset in accordance with IFRS as described below. The purpose of these transactions is to ensure there is a sufficient number of services reserved from Epazz to ensure the Company's needs are met during a period to minimize the risk of disruption to the Company's business.

The Company estimates the value of services required by Epazz based on the expected requirements for a future period and delivers the estimated funds to Epazz, which deposits the funds in an account strictly for the benefit of the Company. While there are no internal policies in this regard, management has the knowledge and expertise regarding the proposed activities that will be undertaken and can estimate the related costs. The audit committee of the board is kept aware of the estimates and discusses them with the board. Given the long-standing and beneficial relationship between the Company and Epazz, management does not believe a lower cost can be obtained from a third party for the services provided and believes using a third party creates greater risk of delivery of appropriate services.

The Company is using the management service agreement as opposed to establishing our own facility in offshore locations because it is very time-consuming, the cost would be much greater, it is difficult to establish entities in foreign countries and establishing banking relations is difficult, and hiring foreign personnel which speak different languages would cause communication issues. Furthermore, the foreign market would see ZenaDrone as a start-up company versus Epazz which has been well established in the offshore market for over a decade.

The Company increased the number of contractors through Epazz during the second part of the previous year ended December 31, 2024. The Company made these changes since the drone products are transitioning from development projects to manufacturing. The additional contractors include manufacturing technicians.

Through management service agreement there is a new manufacturing facility in Lahore, Pakistan. Epazz leased the facility, did leasehold improvements and purchased all the equipment, tools, vehicles, supplies and materials needed to begin to manufacture the drones. These are upfront investments, which the Company prepaid as services which will be expensed monthly as the contractor uses the equipment and facilities to produce the drones.

The total advances to Epazz for future services were $24,225,607 as of December 31, 2025. Of this amount $9,095,545 was included in current assets and $15,216,049 was included in the long-term assets. The current amount is expected to be provided in services by Epazz within a twelve (12) month period based on the current projected needs of the Company. The long-term amount will be paid back in services or cash.

The table below summarizes the changes in the advance and note to affiliates for the year ended December 31, 2025.

	Activity	Short-term	Long-term	Note Receivable
	Type	Advance ($)	Advance ($)	/Affiliates ($)	Total ($)
Balances as of December 31, 2024		1,918,918	15,864,209	341,850	18,124,977
Additions to the advance to affiliates during the period
Adv. to Epazz, Inc. during 2025		–	10,615,853	–	10,615,853
Transfer from long-term to current	(A)	11,350,000	(11,350,000)
Total additions during the period		11,350,000	(734,147)	–	10,615,853
Less, services provided by Epazz, Inc. during the period
Programming and support fees	(A)	2,812,530	–	–	2,812,530
Wages and benefits	(A)	1,360,843	–	–	1,360,843
Product development costs	(B)	–	–	–	–
Total services provided during the year		4,173,373	–	–	4,173,373
Balances as of December 31, 2025		9,095,545	$15,130,062	341,850	24,567,457

Activity type:

(A)Operating expense

(B)Long-term asset for drone development.

The current amount is expected to be provided in services by Epazz within a twelve (12) month period based on the current projected needs of the Company. The The Company is planning for a ramp-up period for the manufacturing of the drones. Therefore, the Current asset amount will most likely increase.

The table below summarizes the changes in the advance and note to affiliates for the year ended December 31, 2024.

	Activity	Short-term	Long-term	Notes
	Type	Advance	Advance	Receivable
				from Affiliates
Balances as of December 31, 2023		$2,500,000	$4,623,155	$341,850
Additions to the advance to affiliates during the year
Advances to Epazz, Inc. during the year	(A)	1,000,000	9,015,900	–
Total additions during the year		1,000,000	9,015,900	–
Less, services provided by Epazz, Inc. during the year
Programming and support fees	(A)	222,010	–	–
Wages and benefits	(A)	325,607	–	–
Product development costs	(B)	1,033,465	–	–
Total services provided during the year		1,581,082	–	–
Balances as of December 31, 2024		$1,918,918	$13,639,055	$341,850

From time-to-time the Company has received and repaid loans from Epazz, Inc., Shaun Passley and his immediate family members to fund operations. These related party debts are fully disclosed in Note 15 below. ZenaTech has back-up lines of credit from related parties and others with an available spending limit of $32,800,000 to cover the repayment of the current portion of long-term debt, should it need it.